Financial Instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Instruments
26	Financial Instruments

26.1	Financial instruments by category

(i)	Financial instruments valued at amortized cost
Financial instruments valued at amortized cost represent financial assets and liabilities whose Group’s business model maintained to receive contractual cash flows. Those mentioned above comprise exclusively payments of principal and interest on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. When the asset is derecognized, modified, or impaired, gains and losses are recognized in profit or loss.
The Group has the following financial instruments valued at amortized cost:

	December 31, 2021	December 31, 2020
Financial assets:
Cash and cash equivalents	121,006	58,557
Restricted cash	1,183	1,429
Trade receivables	40,825	24,491

Total	163,014	84,477

Financial liabilities
Trade payables	12,695	9,973
Lease liabilities	5,991	6,153
Loans and financing	3,279	6,359
Accounts payable from acquisition of subsidiaries	1,470	3,458

Total	23,435	25,943

(ii)	Financial instruments valued at fair value through profit or loss
Financial instruments are classified at fair value through profit or loss when this classification significantly reduces a possible measurement or recognition inconsistency (sometimes referred to as “accounting mismatch”) that would occur due to the measurement of assets or liabilities or the recognition of their gains and losses on different bases. Gains/losses on financial instruments measured at fair value through profit or loss are recognized as financial income or expense in the profit or loss for the year.
The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2021	December 31, 2020
Financial assets:
Current
Marketable securities and short-term investments	177,191	16,969
Derivative financial instruments (i)	—	174

Total	177,191	17,143

(i)
VTEX Brazil contracted a SWAP derivative financial instrument raised through Itaú Bank designated as hedge of foreign currency debt, with third parties, with a total notional value of US$ 2,053 in December 2021.The hedge contracts have a due date of each quarterly installment to be paid. For the Year ended December 31, 2021, US$ 722 of unrealized gains related to changes in the fair value of foreign exchange SWAP contracts was recognized.

	Carrying amount
	December 31, 2021	December 31, 2020
Financial liabilities:
Current
Derivative financial instruments (ii)	133	—
Accounts payable from acquisition of subsidiaries (“earn-out”)	4,953	542

	5,086	542

(ii)
The Group is hedging the exposure to foreign currency risk related to loans obtained with related parties. VTEX Brazil contracted a
Non-Deliverable
Forward (“NDF”) derivative financial instrument raised through Itaú Bank designated as hedge of foreign currency debt with a total notional value of US$ 4.600 in December 2021, renewing the hedge position that expired in the same month. The hedge contracts have a due date in March 2022. For the Year ended December 31, 2021, US$ 133 of unrealized losses related to changes in the fair value of foreign exchange NDF contracts was recognized.

The Group uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the income statement under “net financial income.”
For the year ended December 31, 2021, the Group had positions in Swap derivative financial instruments designated as a hedge of foreign currency debt, raised through Itaú bank. The hedge contracts had maturity dates equal to those of the loan raised in foreign currency (note 16), which was also raised through Itaú bank. The last hedge contract matures in March 2023.
The following amounts were recognized in profit or loss in relation to derivatives:

	December 31, 2021	December 31, 2020
Net gain (loss) on derivative financial instruments	(193)	(174)

The following amounts were recognized in profit or loss in relation to marketable securities and short-term investments:

	December 31, 2021	December 31, 2020
Net gain(loss) on marketable securities and short-term investments	640	1,116

a.	Fair Value Hierarchy
This section provides details about the judgments and estimates made for determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To indicate the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	December 31, 2021
	Level 1	Level 2	Level 3
Assets
Short-term investments	177,191	—	—
Liabilities
Derivative financial instruments	—	133	—
Accounts payable from acquisition of subsidiary (earn out)	—	—	4,953

	December 31, 2020
	Level 1	Level 2	Level 3
Assets
Marketable Securities	16,969	—	—
Derivative financial instruments	—	174	—
Liabilities
Accounts payable from acquisition of subsidiary (earn-out)	—	—	542
There were no transfers between levels 1 and 2 for recurring fair value measurements during the year.
The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as of the end of the reporting period.

•
Level
 1:
The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

•
Level
 2:
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

•	Level 3: If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments could include:

•	the use of quoted market prices or dealer quotes for similar instruments

•	for interest rate swaps – the present value of the estimated future cash flows based on observable yield curves

•	for foreign currency forwards - the present value of future cash flows based on the forward exchange rates at the balance sheet date

The majority of the resulting fair value estimates are included in level 2, except for a contingent consideration payable (“earn-out”), where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.
Fair value measurements using significant unobservable inputs (level 3)
The fair value of the earn-out classified as level 3 is calculated based on the judgment of the Group and the probability of meeting the goals of each acquisition made during the year. The Sale and Purchase agreement of each acquisition established if the clients of the acquired entities migrate to the Groups platform and reach an agreed amount, the seller will be entitled to an earn-out. As of December 31, 2021, the fair value of the earn-out amounts USD 4,953 (2020 – USD 542). Refer to note 3 for more details about the earn-out.
The following table presents changes in the maximum earn-out, which are the only level 3 items for the year ended December 31, 2021:

At January 1, 2021	542

Acquisitions of subsidiaries	6,483
Payments of principal/finance charges - earn-out	(1,378)
Earn-out adjustments	(785)
Exchange rate effect	91

At December 31, 2021	4,953

b.	Fair values of other financial instruments (unrecognized)
The group also has a number of financial instruments which are not measured at fair value in the balance sheet. As at December 31, 2021, for these instruments, the fair values are not different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature. Differences were identified for the following instruments at December 31, 2021:

	Carrying amount	Fair value
Financial liabilities:
Loans and financing	3,279	3,472

	3,279	3,472

26.2 Financial risk management
The risk management of the Group is predominantly controlled by a central treasury department (Group treasury) under policies approved by the board of directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation
with the Group’s operating units. The board provides written principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, the use of derivative and non-derivative
financial instruments, and investment of excess liquidity.

Where all relevant criteria are met, hedge accounting is applied to remove the accounting mismatch between the hedging instrument and the hedged item. This will effectively result in recognizing interest expense at a fixed interest rate for the hedged floating rate loans and inventory at the fixed foreign currency rate for the hedged purchases.
The main financial risks that the Group is exposed to in carrying out its activities are:

a.	Credit risk
Credit risk is the risk of a business counterpart not complying with obligations provided in a financial instrument or contract with the client and resulting in a financial loss. In connection with credit risk related to financial institutions, the Group operates to diversify such exposure among market financial institutions.

(i)	Risk Management
The Group monitors the credit risk inherent to financial instruments capable of generating counterparty risk, such as cash and cash equivalents and trading securities, as they are composed of bank deposits and fixed income securities, including bonds, time deposits and fixed income funds.

(ii)	Impairment of financial assets
The Group has a single type of financial assets that is subject to the expected credit loss model:

•	Trade receivables for provision of consulting services and subscriptions
The loss allowances for financial assets are based on assumptions about risk of default and expected loss rates. The Group uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history and existing market conditions at the end of each reporting period. Details of the key assumptions and inputs used are disclosed below.
(iii)	Trade receivables and contract assets
The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets.
To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.

To define the loss rate, clients were split into 4 different groups as follows:

•	Tier 1 – Clients with yearly GMV greater than 20 million US dollars.

•	Tier 2 – Clients with yearly GMV between 1 and 20 million US dollars.

•	Tier 3 – Clients with yearly GMV below 1 million US dollars.

•	Other – Clients that do not sell through VTEX platform, such as marketplaces and partners or clients that operate only through business units other than VTEX, such as SMB platform and Indeva.
The tier hypothesis was taken into consideration because of the nature of the businesses in each tier. The tier 1 clients, for example, have higher revenue, thus the fixed amount paid related to the take rate is lower, so the more they sell, the more they pay for VTEX. This is a large risk reductor, because when the client has a larger cash flow coming from its commerce operation, they also have a larger invoice, reducing the risk of the invoice not getting paid. For tier 3 clients the fixed amount is larger compared to the variable one, and if the client does not sell much the invoice will not reduce as much as in a tier 1 client. The Group expects that the tier 1 clients would have a lower aging rate than tier 3 and 2 clients.
As of December 31, 2021 and 2020 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of 31 December, 2021
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.35%	2.12%	5.93%	24.68%	53.91%	87.56%	100.00%
Tier 2	0.57%	11.78%	26.32%	53.94%	71.59%	95.92%	100.00%
Tier 3	1.61%	28.20%	50.25%	80.79%	86.94%	95.85%	100.00%
Others	1.86%	9.75%	14.68%	45.79%	77.04%	96.97%	100.00%

	Days past due
	As of 31 December, 2020
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.12%	0.52%	1.71%	9.03%	17.76%	41.43%	100.00%
Tier 2	1.08%	13.56%	26.19%	48.24%	58.13%	72.22%	100.00%
Tier 3	1.72%	27.41%	41.91%	64.49%	73.58%	90.03%	100.00%
Others	1.88%	7.39%	13.60%	47.15%	76.67%	87.58%	100.00%
Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

The trade receivables by aging list and the reconciliation of loss allowance to the opening loss are disclosed on note 8.
Trade receivables and contract assets are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, a failure to make contractual payments for a period greater than 300 days past due.

b.	Liquidity risk
Liquidity risk is the risk of the Group and its subsidiaries encountering difficulties in performing the obligations associated with its financial liabilities that are settled with cash payments. The approach of the Group and its subsidiaries in liquidity management is to guarantee, as much as possible, that they will always have sufficient liquidity to perform their obligations upon maturity, under normal and stress conditions, without causing unacceptable losses or with a risk of sullying the reputation of the Group and its subsidiaries.
The table below presents the Group’s
non-derivative
and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2021
Non-derivatives
Accounts payable	29,537	1,243	836
Loans and financing	2,087	1,253	—
Lease liabilities	1,105	1,471	3,665
Accounts payable from acquisition of subsidiaries	4,260	2,274	—
Other liabilities	133	190	—

Total non-derivatives	37,122	6,431	4,501

Derivatives
Net settled	133	—	—

	133	—	—

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2020
Non-derivatives
Accounts payable	20,709	—	—
Loans and financing	2,392	2,327	949
Lease liabilities	1,493	1,489	3,171
Accounts payable from acquisition of subsidiaries	2,794	1,143	793
Other current liabilities	353	—	—

Total non-derivatives	27,741	4,959	4,913

c.	Market risk

(i)	Foreign Currency risk
The Group considers itself exposed mainly to market risk associated with unfavorable foreign currency movements related to contracts and investments in its subsidiaries as well as in costs and expenses.
The Group is hedging the exposure to foreign currency risk related to loans obtained with related parties and third parties. Refer to note 26.1(b) for additional details.
Foreign currency sensitivity analysis
The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2021 for all subsidiaries with a functional currency other than U.S dollar.

Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net Revenue	114,714	125,773	136,832
Cost and operating expenses	(175,859)	(191,702)	(207,545)

Income (loss) from operation	(61,145)	(65,929)	(70,713)

Total Shareholders’ Equity	331,973	327,189	322,404
A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2021	Risk	-10%	+10%

Assets	4,147	Brazilian Real /U.S. Dollar	415	(415)

Liabilities	(6,216)	(2020 – 5.20 2021 – 5.57)	(622)	622

	(2,069)		(207)	207

Assets	97	Argentine Peso/U.S. Dollar	10	(10)

Liabilities	(2,862)	(2020 – 84.17 2021 – 102.69)	(286)	286

	(2,765)		(276)	276

Assets	271	Mexican Peso/U.S. Dollar	27	(27)

Liabilities	(2,881)	(2020 – 19.92 2021 – 20.45)	(288)	288

	(2,610)		(261)	261

Assets	15,730	British Pounds/U.S. Dollar	1,573	(1,573)

Liabilities	(1,228)	(2020 – 0.73 2021 – 0.74)	(123)	123

	14,502		1,450	(1,450)

	Exposure at December 31, 2021	Risk	-10%	+10%

Assets	8	Colombian Peso/U.S. Dollar	1	(1)

Liabilities	(1,920)	(2020 – 3,438.59 2021 – 4,068.51)	(192)	192

	(1,912)		(191)	191

Assets	525	Peruvian sol/U.S. Dollar	53	(53)

Liabilities	(1,193)	(2020 – 3.62 2021 – 3.99)	(119)	119

	(668)		(66)	66

Assets	472	Euro/U.S. Dollar	47	(47)

Liabilities	(41)	(2021 – 0.88)	(4)	4

	431		43	(43)

Assets	176	Romanian leu/U.S. Dollar	18	(18)

Liabilities	(10)	(2021 – 4.35)	(1)	1

	166		17	(17)

Assets	597	Chilean Peso/U.S. Dollar	60	(60)

Liabilities	(407)	(2020 – 711.25 2021 – 851.60)	(41)	41

	190		19	(19)

Total at December 31, 2021	5,265		528	(528)

	Exposure at December 31, 2020	Risk	-10%	+10%

Assets	586	Brazilian Real /U.S. Dollar	59	(59)

Liabilities	(7,368)	(2019 – 4.03	(737)	737

Non-Deliverable Forward (NDF)	1,656	2020 – 5.20)	166	(166)

	(5,126)		-512	512

Assets	121	Argentine Peso/U.S. Dollar	12	(12)

Liabilities	(1,643)	(2019 – 59.89 2020 – 84.17)	(164)	164

	(1,522)		(152)	152

Assets	26	Mexican Peso/U.S. Dollar	3	(3)

Liabilities	(685)	(2019 – 18.89 2020 – 19.92)	(69)	69

	(659)		(66)	66

Assets	5,620	British Pounds/U.S. Dollar	562	(562)

Liabilities	(306)	(2019 – 0.76 2020 – 0.73)	(31)	31

	5,314		531	(531)

Assets	—	Colombian Peso/U.S. Dollar	—	—

Liabilities	(94)	(2019 – 3,286.23 2020 – 3,438.59)	(9)	9

	(94)		(9)	9

Assets	2,295	Chilean Peso/U.S. Dollar	230	(230)

Liabilities	(1,909)	(2019 – 754.09 2020 – 711.25)	(191)	191

	386		39	(39)

Total at December 31, 2020	(1,701)		(170)	170

(ii)	Interest rate risk
The interest risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.
The main exposure of the Group to interest rate risk is related to loans and financing payable subject to variable interest rate, principally the CDI (Interbank Deposit Certificates) rate of Brazil. The Group’s investments are made for capital preservation purposes and the Group does not go into investments for trading or speculative purposes. The Group’s trade receivables, accounts payable and other liabilities do not bear interest.
The following table summarizes the Group’s financial instruments exposed to an interest rate risk:

Loan and Financing	Book value	Interest rate risk
BNDES	891	TJLP	(i)
Itaú	2,388	CDI + 2.5	% (ii)
Total	3,279
Accounts payable on acquisition of subsidiaries	1,470	CDI + 5	% (ii)

(i)	TJLP: Long term interest rate based on inflation in Brazil.
(ii)	CDI: Interbank Deposit Certificates. This means the Brazilian interbank deposit ( Certificado de Depósito Interbancário ) rate, which is an average of interbank overnight rates in Brazil.
As of December 31, 2021 and 2020, the Group is not materially exposed to the risk of changes in market interest rates mostly due to the purpose of its investments.
26.3 Capital management
The policy of the Group is to maintain a strong capital base to secure investor, creditor, and market confidence and also to sustain future development of the business. Management monitors the return on capital, as well as the dividend yield to ordinary shareholders.
In addition, the Group objectives to manage capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.
To maintain or adjust the capital structure of the Group, management can make, or propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.
The Group monitors capital based on the net cash / net debt.
The Group’s strategy is to keep positive net cash. The net cash as of December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Loans and financing	3,279	6,359
Lease liabilities	5,991	6,153
Accounts payable from acquisition of subsidiaries	6,423	4,000
(-) Cash and cash equivalent	(121,006)	(58,557)

Net cash/debt	(105,313)	(42,045)

Total Equity attributable to VTEX’s shareholders	327,182	75,622

Financial leverage ratio - %	(0.32)	(0.55)